Off balance sheet commitments and lease contracts (Tables)	12 Months Ended
Dec. 31, 2022
Off balance sheet commitments and lease contracts
Schedule of off balance sheet commitments and lease contracts

	Maturity and installments
As of December 31, 2022		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	35,684	–	14,229	21,455
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,328	5,328	–	–
Lease obligations (Note 13.2)	9,714	1,437	3,872	4,405
Asset retirement obligations (Note 12)	13,110	521	1,497	11,092
Contractual obligations recorded in the balance sheet	63,836	7,286	19,598	36,952
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,830	783	610	437
Purchase obligations	139,050	11,286	40,516	87,248
Contractual obligations not recorded in the balance sheet	140,880	12,069	41,126	87,685
TOTAL OF CONTRACTUAL OBLIGATIONS	204,716	19,355	60,724	124,637
Guarantees given to customs authorities	2,003	1,904	53	46
Guarantees given on borrowings	20,218	2,519	5,814	11,885
Guarantees related to sales of businesses	310	157	–	153
Guarantees of current liabilities	62	61	1	–
Guarantees to customers / suppliers	23,757	3,539	2,275	17,943
Letters of credit	2,430	2,241	172	17
Other operating commitments	23,039	5,198	900	16,941
TOTAL OF OTHER COMMITMENTS GIVEN	71,819	15,619	9,215	46,985
Assets received as collateral (security interests)	45	14	10	21
Sales obligations	94,977	6,267	36,341	52,369
Other commitments received	25,650	19,261	2,817	3,572
TOTAL OF COMMITMENTS RECEIVED	120,672	25,542	39,168	55,962
Of which commitments given relating to joint ventures	32,054	2,006	5,666	24,382
Of which commitments given relating to associates	52,270	839	11,638	39,793

	Maturity and installments
As of December 31, 2021		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,311	–	16,811	23,500
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,073	5,073	–	–
Lease obligations (Note 13.2)	9,034	1,390	3,321	4,323
Asset retirement obligations (Note 12)	14,976	610	1,751	12,615
Contractual obligations recorded in the balance sheet	69,394	7,073	21,883	40,438
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,679	689	543	447
Purchase obligations	136,032	13,333	36,174	86,525
Contractual obligations not recorded in the balance sheet	137,711	14,022	36,717	86,972
TOTAL OF CONTRACTUAL OBLIGATIONS	207,105	21,095	58,600	127,410
Guarantees given to customs authorities	2,236	2,122	50	64
Guarantees given on borrowings	20,428	595	3,734	16,099
Guarantees related to sales of businesses	316	163	–	153
Guarantees of current liabilities	70	69	1	–
Guarantees to customers / suppliers	23,494	3,093	4,376	16,025
Letters of credit	2,993	2,869	122	2
Other operating commitments	21,138	3,058	1,594	16,486
TOTAL OF OTHER COMMITMENTS GIVEN	70,675	11,969	9,877	48,829
Assets received as collateral (security interests)	62	37	16	9
Sales obligations	92,555	7,565	33,271	51,719
Other commitments received	22,326	17,285	1,755	3,286
TOTAL OF COMMITMENTS RECEIVED	114,943	24,887	35,042	55,014
Of which commitments given relating to joint ventures	33,373	253	7,353	25,767
Of which commitments given relating to associates	34,491	727	9,110	24,654

	Maturity and installments
As of December 31, 2020		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	48,705	–	22,745	25,960
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,674	4,674	–	–
Lease obligations (Note 13.2)	8,943	1,207	3,178	4,558
Asset retirement obligations (Note 12)	15,368	463	1,840	13,065
Contractual obligations recorded in the balance sheet	77,690	6,344	27,763	43,583
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,745	704	626	415
Purchase obligations	143,177	11,719	39,126	92,332
Contractual obligations not recorded in the balance sheet	144,922	12,423	39,752	92,747
TOTAL OF CONTRACTUAL OBLIGATIONS	222,612	18,767	67,515	136,330
Guarantees given to customs authorities	2,312	2,189	60	63
Guarantees given on borrowings	14,164	746	3,660	9,758
Guarantees related to sales of businesses	333	179	–	154
Guarantees of current liabilities	147	68	56	23
Guarantees to customers / suppliers	19,182	2,603	1,853	14,726
Letters of credit	2,432	2,297	135	–
Other operating commitments	23,879	3,224	3,002	17,653
TOTAL OF OTHER COMMITMENTS GIVEN	62,449	11,306	8,766	42,377
Assets received as collateral (security interests)	77	28	24	25
Sales obligations	80,521	7,001	29,362	44,158
Other commitments received	20,401	15,270	1,474	3,657
TOTAL OF COMMITMENTS RECEIVED	100,999	22,299	30,860	47,840
Of which commitments given relating to joint ventures	34,920	644	7,288	26,988
Of which commitments given relating to associates	51,795	999	8,664	42,132

Schedule of future minimum lease payments on leases

For the year ended December 31, 2022		Leases recorded in
(M$)	Exempted contracts	balance sheet
2023	783	2,189
2024	190	1,646
2025	154	1,255
2026	137	1,140
2027	129	993
2028 and beyond	437	6,053
Total minimum payments	1,830	13,276
Less financial expenses		(3,562)
Nominal value of contracts		9,714
Less current portion of lease contracts (note 15)		(1,437)
Non-current lease liabilities		8,277

For the year ended December 31, 2021		Leases recorded in
(M$)	Exempted contracts	balance sheet
2022	689	1,835
2023	194	1,347
2024	136	1,199
2025	111	1,097
2026	102	1,021
2027 and beyond	447	6,017
Total minimum payments	1,679	12,516
Less financial expenses		(3,482)
Nominal value of contracts		9,034
Less current portion of lease contracts (note 15)		(1,390)
Non-current lease liabilities		7,644

For the year ended December 31, 2020		Leases recorded in
(M$)	Exempted contracts	balance sheet
2021	704	1,659
2022	252	1,366
2023	159	1,117
2024	118	1,022
2025	97	964
2026 and beyond	415	6,325
Total minimum payments	1,745	12,453
Less financial expenses		(3,510)
Nominal value of contracts		8,943
Less current portion of lease contracts (note 15)		(1,207)
Non-current lease liabilities		7,736